SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
Schedule of Operating Segments
	Nutrition	VAYA Pharma	Total	Elimination**	Consolidated

	U.S. dollars in thousands

Net revenues from external customers	$54,163	$8,471	$62,634	$(12,243)	$50,391
Cost of revenues*	29,686	1,506	31,192	(11,665)	19,527
Gross profit*	24,477	6,965	31,442	(578)	30,864
Operating expenses*	12,704	10,356	23,060	(3)	23,057
Depreciation and amortization	2,127	200	2,327
Adjusted EBITDA	$13,900	$(3,191)
Share-based compensation expense					1,633
Operating Income					$6,174
Financial income - net					471
Income before taxes on income					$6,645

*	Including depreciation and amortization but excluding share based compensation expense.
**	Representing the change from proportionate consolidation to the equity method of accounting.

	Nutrition	VAYA Pharma	Total	Elimination***	Consolidated

	U.S. dollars in thousands
Net revenues from external customers	$55,815	$5,641	$61,456	$(14,353)	$47,103
Cost of revenues*	30,605	1,435	32,040	(13,775)	18,265
Gross profit*	25,210	4,206	29,416	(578)	28,838
Operating expenses**	13,347	6,957	20,304	(3)	20,301
Depreciation and amortization	2,112	196	2,308
Adjusted EBITDA	$13,975	$(2,555)
Secondary offering expenses					393
Share-based compensation expense					852
Operating Income					$7,292
Financial expenses - net					499
Income before taxes on income					$7,791

*	Including depreciation and amortization but excluding share based compensation expense.
**	Including depreciation and amortization, but excluding share-based compensation and Secondary offering expenses.
***	Representing the change from proportionate consolidation to the equity method of accounting.

	Nutrition	VAYA Pharma	Total	Elimination***	Consolidated

	U.S. dollars in thousands

Net revenues from external customers	$76,167	$4,444	$80,611	$(15,636)	$64,975
Cost of revenues*	45,804	1,255	47,059	(14,981)	32,078
Gross profit*	30,363	3,189	33,552	(655)	32,897
Operating expenses**	13,009	6,020	19,029		19,029
Depreciation and amortization	1,415	136	1,551
Adjusted EBITDA	$18,769	$(2,695)
Share-based compensation expense					1,109
IPO related bonus					1,000
Operating income					$11,759
Financial expenses - net					(531)
Income before taxes on income					$11,228

*	Including depreciation and amortization but excluding share based compensation expense.
**	Including depreciation and amortization but excluding share based compensation expense and IPO related bonus.
***	Representing the change from proportionate consolidation to the equity method of accounting.

Schedule of Revenues by Geographic Area
	Year ended December 31
	2015	2014	2013

	U.S. dollars in thousands
North America	$29,635	$25,810	$35,458
Europe	10,071	10,395	10,382
Australia	2,188	2,388	10,811
Asia	7,173	7,019	7,735
Israel	1,324	1,491	589
Total revenues	$50,391	$47,103	$64,975

Schedule of Revenue from Sales by Major Products
	Year ended December 31
	2015	2014	2013

	U.S. dollars in thousands
Krill oil (Nutrition Segment)	$17,776	$19,131	$34,926
Enzymes for the production of InFat (Nutrition Segment), see Note 4	$13,950	$13,280	$16,666
Vayarin (VAYA Pharma Segment)	$6,395	$4,203	$3,096
Sharp PS (Nutrition Segment)	$5,884	$5,505	$5,248

Schedule of Revenues of Principal Customers
	Year ended December 31
	2015	2014	2013

	U.S. dollars in thousands
Customer A	$998	$1,958	$7,692
Customer B	$2,318	$1,471	$9,833
Customer C	$5,528	$4,173	$4,476